Schedule of Quarterly Financial Information (Parenthetical) (Detail) - USD ($) $ in Billions	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014
Severance, Pension and Benefit Credit
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ 1.6	$ 0.2	$ 4.7
Wireless Transaction Costs
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations					$ 0.3
Vodafone Omnitel N.V.
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations					1.9
Early Debt Redemption Costs And Other
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations			$ 0.5		$ 0.6
Spectrum
Quarterly Financial Information [Line Items]
After-tax credits (charges) included in consolidated results of operations	$ 0.2			$ 0.4